Business Combination - Summary of Net proceeds from Business Combination and PIPE financing (Parenthetical) (Detail) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Disclosure In Tabular Form Of Net Proceeds From Business Combination [Line Items]
Business combination transaction costs	$ 20,650	$ 20,650
Adjustment to additional paid in capital business combination transaction costs		19,750
Business combination transaction costs expensed		900
Payment of transaction costs through cash		16,700
Proceeds from business combination net of transaction costs paid	$ 0	$ 225,604